Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000069523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 31,201	$ 31,201	$ 31,201	$ 27,688	$ 19,964	$ 23,965	$ 23,414	$ 15,246	$ 13,982	$ 12,683	$ 10,592	$ 8,908	$ 9,428
Average Annual Return, Percent		6.20%	14.03%	12.05%
C000069523 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		12.69%	15.40%	12.71%
C000069524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 30,709	$ 30,709	$ 30,709	27,458	19,955	24,132	23,762	15,593	14,403	13,165	11,069	9,377	10,000
Average Annual Return, Percent		10.84% [1]	14.52%	11.87%
C000069524 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		11.84%	14.52%	11.87%
C000069525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 33,930	$ 33,930	$ 33,930	30,038	21,609	25,880	25,211	16,379	14,992	13,563	11,296	9,472	10,000
Average Annual Return, Percent		12.96%	15.68%	13.00%
C000127666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 3,400,500	$ 3,400,500	$ 3,400,500	3,009,111	2,166,408	2,592,469	2,526,585	1,641,669	1,501,368	1,358,817	1,131,852	948,418	1,000,000
Average Annual Return, Percent		13.01%	15.68%	13.02%
C000000108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Account Value		$ 33,750	$ 33,750	$ 33,750	29,891	21,517	25,788	25,136	16,335	14,959	13,543	11,285	9,469	10,000
Average Annual Return, Percent		12.91%	15.62%	12.94%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Account Value	[2]	$ 33,072	$ 33,072	$ 33,072	27,997	21,568	23,497	20,662	15,387	14,271	13,593	11,648	9,279	10,000
Average Annual Return, Percent	[2]	18.11%	16.54%	12.71%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 44,136	$ 44,136	$ 44,136	$ 36,859	$ 25,258	$ 29,146	$ 25,896	$ 17,951	$ 15,595	$ 14,626	$ 11,598	$ 9,495	$ 10,000
Average Annual Return, Percent		19.75%	19.71%	16.01%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.